Commitments	12 Months Ended
Apr. 30, 2024
Commitments [Abstract]
COMMITMENTS
18.
COMMITMENTS

The share purchase agreement related to the acquisition of BioStrand includes contingent earnout payments based on 20% of the EBITDA of BioStrand, as defined in the share purchase agreement, over a 7-year period, which shall not exceed in total €12.0 million. The Company has determined these payments relate to post-acquisition services because they are contingent on the employment of two key employees and will be expensed in the period earned. As of April 30, 2024, the Company's unpaid commitment related to the BioStrand earnout is €12.0 million.